                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04310

                  Morgan Stanley Convertible Securities Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)             (Zip code)

                                Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY CONVERTIBLE SECURITIES TRUST PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO
PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended March 31, 2005

TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2005

                                         MERRILL
                                       LYNCH ALL
                                     CONVERTIBLE          LIPPER
                                      SECURITIES     CONVERTIBLE
CLASS A  CLASS B  CLASS C  CLASS D      INDEX(1)   FUNDS INDEX(2)
   2.48%    2.07%    2.04%    2.59%         1.66%            3.06%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The convertible securities market saw generally mixed performance for the six months ended March 31, 2005, making gains in the first half of the period and faltering somewhat in the second. In the fourth quarter of 2004, oil prices fell from their highs and the presidential election came to a quick and decisive conclusion, alleviating some investor concerns and setting the stage for an equity rally in November and December. This strong performance of equities largely supported the convertibles market during the first three months of the reporting period. In the first quarter of 2005, convertibles were affected by the widening of corporate spreads as the Federal Open Market Committee continued to raise the federal funds target rate. During this time, hedge funds began selling convertibles to meet redemptions. In addition, convertibles were hindered as the period ended on a less-positive note for the equities market. Oil prices continued to rise in the final month of the period and rising interest rates weighed on market performance.

New issuance remained light for most of the period, with the exception of a large deal made by the Federal National Mortgage Association at the end of the 2004. Small-cap speculative grade convertibles outperformed for the first three months of the period, while large-cap investment grade outperformed in the second half. Over the six months, the energy sector led performance due to oil prices, and the utilities sector also outperformed as investors sought dividend yields and more defensive positions. The health care and consumer staples sectors lagged for the period.

PERFORMANCE ANALYSIS

Morgan Stanley Convertible Securities Trust outperformed the Merrill Lynch All Convertible Securities Index and underperformed the Lipper Convertible Funds Index for the six months ended March 31, 2005, assuming no deduction of applicable sales charges. The Fund's performance was supported in part by its exposure to a number of top-performing energy companies that benefited from rising commodity prices and improved balance sheets, as well as from company-specific events, such as restructuring success. In addition to these contributors from the energy sector, convertibles from other sectors also helped the Fund's performance.

Other positions detracted from performance during the period. For example, the Fund was hurt by its exposure to both auto and auto parts companies, as weak auto company earnings also hurt their suppliers. The Fund was also hampered by its exposure to small biotechnology companies. Over the six months, these names suffered due to a lack of any news or catalyst within the industry; this, in turn, led to flagging interest among investors.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Liberty Media Corp.                                      2.3%
Tyco International Group SA (Luxembourg)                 2.0
Williams Companies Inc.                                  1.9
Halliburton Co.                                          1.5
American Express Co.                                     1.4
Lifepoint Hospitals Holdings                             1.3
Wyeth                                                    1.3
Schlumberger Ltd. (Netherlands Antilles)                 1.3
Eastman Kodak Co.                                        1.3
ONEOK, Inc.                                              1.2

TOP FIVE INDUSTRIES

Semiconductors                                           7.9%
Biotechnology                                            6.6
Oilfield Services/Equipment                              4.8
Financial Conglomerates                                  3.2
Electric Utilities                                       2.9

DATA AS OF MARCH 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN CONVERTIBLE SECURITIES. A CONVERTIBLE SECURITY IS A BOND, PREFERRED STOCK OR OTHER SECURITY THAT MAY BE CONVERTED INTO A PRESCRIBED AMOUNT OF COMMON STOCK AT A PRESTATED PRICE. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY RETAIN THAT COMMON STOCK TO PERMIT ITS ORDERLY SALE OR TO ESTABLISH LONG-TERM HOLDING PERIODS FOR TAX PURPOSES. THE FUND IS NOT REQUIRED TO SELL THE STOCK TO ASSURE THAT THE REQUIRED PERCENTAGE OF ITS ASSETS IS INVESTED IN CONVERTIBLE SECURITIES. THE FUND'S CONVERTIBLE SECURITIES MAY INCLUDE LOWER RATED FIXED-INCOME SECURITIES COMMONLY KNOWN AS "JUNK BONDS." THE CONVERTIBLE SECURITIES ALSO MAY INCLUDE "EXCHANGEABLE" AND "SYNTHETIC" CONVERTIBLE SECURITIES. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S INVESTMENT ADVISER CONSIDERS MARKET, ECONOMIC AND POLITICAL CONDITIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC

WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MARCH 31, 2005

                                    CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                                   (SINCE 07/28/97)     (SINCE 10/31/85)     (SINCE 07/28/97)     (SINCE 07/28/97)
  SYMBOL                                 CNSAX                CNSBX                CNSCX               CNSDX
  1 YEAR                                     0.60%(3)         (0.12%)(3)              (0.14%)(3)             0.84%(3)
                                            (4.68)(4)         (5.00)(4)               (1.11)(4)                --
  5 YEARS                                    1.64(3)           0.87(3)                 0.88(3)               1.90(3)
                                             0.55(4)           0.53(4)                 0.88(4)                 --
  10 YEARS                                     --              8.27(3)                   --                    --
                                               --              8.27(4)                   --                    --
  SINCE INCEPTION                            5.98(3)           7.60(3)                 5.19(3)               6.23(3)
                                             5.24(4)           7.60(4)                 5.19(4)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX IS A MARKET-CAPITALIZATION WEIGHTED INDEX OF DOMESTIC CORPORATE CONVERTIBLE SECURITIES. IN ORDER TO BE INCLUDED IN THE INDEX, BONDS AND PREFERRED STOCKS MUST BE CONVERTIBLE ONLY TO COMMON STOCK AND HAVE A MARKET VALUE OR ORIGINAL PAR VALUE OF AT LEAST $50 MILLION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CONVERTIBLE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFIYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CONVERTIBLE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 03/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          10/01/04 -
                                                                     10/01/04          03/31/05            03/31/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (2.48% return)                                               $ 1,000.00         $ 1,024.80            $ 5.30
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $ 1,019.70            $ 5.29

CLASS B
Actual (2.07% return)                                               $ 1,000.00         $ 1,020.70            $ 9.17
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $ 1,015.86            $ 9.15

CLASS C
Actual (2.04% return)                                               $ 1,000.00         $ 1,020.40            $ 9.07
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $ 1,015.96            $ 9.05

CLASS D
Actual (2.59% return)                                               $ 1,000.00         $ 1,025.90            $ 4.14
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $ 1,020.84            $ 4.13

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.05%, 1.82%, 1.80% AND 0.82% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

   PRINCIPAL
   AMOUNT IN                                                             COUPON    MATURITY
   THOUSANDS                                                              RATE       DATE              VALUE
-----------------------------------------------------------------------------------------------------------------
                  CONVERTIBLE BONDS (67.9%)
                  ADVERTISING/MARKETING SERVICES (0.3%)
$           800   Lamar Advertising Co.                                   2.875%   12/31/10       $       815,000
                                                                                                  ---------------
                  AEROSPACE & DEFENSE (0.7%)
          1,800   Armor Holdings, Inc.                                     2.00^   11/01/24             1,728,000
                                                                                                  ---------------
                  AIRLINES (0.9%)
          2,500   Continental Airlines Inc.                                4.50    02/01/07             2,084,375
                                                                                                  ---------------
                  ALTERNATIVE POWER GENERATION (0.6%)
          2,000   Calpine Corp. - 144A**                                   4.75    11/15/23             1,365,000
                                                                                                  ---------------
                  APPAREL/FOOTWEAR RETAIL (1.5%)
          1,980   Charming Shoppes, Inc.                                   4.75    06/01/12             2,088,900
          1,200   Men's Wearhouse, Inc.                                   3.125    10/15/23             1,389,000
                                                                                                  ---------------
                                                                                                        3,477,900
                                                                                                  ---------------
                  BIOTECHNOLOGY (6.6%)
            400   Abgenix, Inc. - 144A**                                   1.75    12/15/11               333,500
          2,285   Amgen, Inc.                                              0.00    03/01/32             1,673,762
          1,500   Cephalon, Inc.                                           2.50    12/15/06             1,455,000
          1,600   CV Therapeutics Inc.                                     2.00    05/16/23             1,318,000
          2,000   deCODE genetics, Inc.                                    3.50    04/15/11             1,667,500
          1,320   ICOS Corp.                                               2.00    07/01/23             1,072,500
          1,800   INCYTE Corp.                                             3.50    02/15/11             1,590,750
          2,000   Invitrogen Corp.                                         1.50    02/15/24             1,800,000
          1,600   Medimmune Inc.                                           1.00    07/15/23             1,536,000
          1,700   MGI Pharma, Inc. - 144A**                               1.682^   03/02/24             1,266,500
          2,000   NPS Pharmaceuticals, Inc.                                3.00    06/15/08             1,730,000
                                                                                                  ---------------
                                                                                                       15,443,512
                                                                                                  ---------------
                  BROADCASTING (1.4%)
          2,000   Citadel Broadcasting Co.                                1.875    02/15/11             1,687,500
            360   Sirius Satellite Radio Inc.                              3.50    06/01/08             1,476,000
                                                                                                  ---------------
                                                                                                        3,163,500
                                                                                                  ---------------
                  CABLE/SATELLITE TV (2.6%)
            800   Charter Communications Inc. - 144A**                    5.875    11/16/09               693,000
          2,200   Liberty Media Corp.                                      0.75    03/30/23             2,420,000
          3,500   Liberty Media Corp.                                      3.25    03/15/31             3,005,625
                                                                                                  ---------------
                                                                                                        6,118,625
                                                                                                  ---------------
                  CASINO/GAMING (1.0%)
          3,600   International Game Technology                            0.00    01/29/33             2,326,500
                                                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                             COUPON    MATURITY
   THOUSANDS                                                              RATE       DATE              VALUE
-----------------------------------------------------------------------------------------------------------------
                  COAL (0.6%)
$         1,000   Massey Energy Co. - 144A**                               2.25%   04/01/24       $     1,366,250
                                                                                                  ---------------
                  COMPUTER COMMUNICATIONS (0.2%)
            600   Finisar Corp.                                            2.50    10/15/10               484,500
                                                                                                  ---------------
                  COMPUTER PERIPHERALS (0.8%)
          1,500   Electronics for Imaging, Inc.                            1.50    06/01/23             1,443,750
            520   Maxtor Corp.                                             6.80    04/30/10               520,000
                                                                                                  ---------------
                                                                                                        1,963,750
                                                                                                  ---------------
                  CONTAINERS/PACKAGING (0.9%)
          2,000   Sealed Air Corp. - 144A**                                3.00    06/30/33             2,015,000
                                                                                                  ---------------
                  DATA PROCESSING SERVICES (1.3%)
          2,000   CSG Systems International, Inc.                          2.50    06/15/24             1,810,000
          1,000   DST Systems Inc.                                        4.125    08/15/23             1,176,250
                                                                                                  ---------------
                                                                                                        2,986,250
                                                                                                  ---------------
                  ELECTRIC UTILITIES (0.5%)
          1,080   CMS Energy Corp.                                        2.875    12/01/24             1,202,850
                                                                                                  ---------------
                  ELECTRONIC COMPONENTS (0.9%)
          1,200   Flextronics International Ltd. (Singapore)               1.00    08/01/10             1,201,500
          1,400   Solectron Corp.                                          0.50    02/15/34             1,016,750
                                                                                                  ---------------
                                                                                                        2,218,250
                                                                                                  ---------------
                  ELECTRONIC DISTRIBUTORS (0.3%)
          1,000   Safeguard Scientifics - 144A**                          2.625    03/15/24               705,000
                                                                                                  ---------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS (0.2%)
            370   Agilent Technologies, Inc.                               3.00++  12/01/21               365,375
                                                                                                  ---------------
                  ELECTRONIC PRODUCTION EQUIPMENT (2.4%)
          1,000   Advanced Energy Industries, Inc.                         5.25    11/15/06               983,750
          1,000   Axcelis Tech, Inc.                                       4.25    01/15/07               993,750
          2,000   Cymer, Inc.                                              3.50    02/15/09             1,895,000
          1,800   Teradyne Inc.                                            3.75    10/15/06             1,782,000
                                                                                                  ---------------
                                                                                                        5,654,500
                                                                                                  ---------------
                  ELECTRONICS/APPLIANCES (1.3%)
          2,400   Eastman Kodak Co.                                       3.375    10/15/33             2,928,000
                                                                                                  ---------------
                  ENGINEERING & CONSTRUCTION (1.0%)
          2,000   Flour Corp.                                              1.50    02/15/24             2,270,000
                                                                                                  ---------------
                  ENVIRONMENTAL SERVICES (0.3%)
            700   Allied Waste Industries, Inc.                            4.25    04/15/34               592,375
                                                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                             COUPON    MATURITY
   THOUSANDS                                                              RATE       DATE              VALUE
-----------------------------------------------------------------------------------------------------------------
                  FINANCE/RENTAL/LEASING (0.6%)
$         1,000   Providian Financial Corp.                                4.00%   05/15/08       $     1,433,750
                                                                                                  ---------------
                  FINANCIAL CONGLOMERATES (1.4%)
          3,200   American Express Co.                                     1.85^   12/01/33             3,288,000
                                                                                                  ---------------
                  HOSPITAL/NURSING MANAGEMENT (2.3%)
          2,000   Community Health Systems                                 4.25    10/15/08             2,207,500
          3,000   Lifepoint Hospitals Holdings                             4.50    06/01/09             3,093,750
                                                                                                  ---------------
                                                                                                        5,301,250
                                                                                                  ---------------
                  HOTELS/RESORTS/CRUISELINES (1.5%)
            800   Fairmont Hotels & Resorts Inc. (Canada)                  3.75    12/01/23               874,000
          5,000   Royal Caribbean Cruises Ltd. (Liberia)                   0.00    02/02/21             2,650,000
                                                                                                  ---------------
                                                                                                        3,524,000
                                                                                                  ---------------
                  INDUSTRIAL CONGLOMERATES (2.0%)
          1,500   Tyco International Group SA (Luxembourg)                 2.75    01/15/18             2,242,500
          1,500   Tyco International Group SA (Luxembourg)                3.125    01/15/23             2,381,250
                                                                                                  ---------------
                                                                                                        4,623,750
                                                                                                  ---------------
                  INDUSTRIAL MACHINERY (1.4%)
          1,400   Actuant Corp.                                            2.00    11/15/23             1,813,000
          2,800   Roper Industries Inc.                                   1.481^   01/15/34             1,351,000
                                                                                                  ---------------
                                                                                                        3,164,000
                                                                                                  ---------------
                  INVESTMENT BANKS/BROKERS (0.4%)
            995   E*Trade Financial Corp.                                  6.00    02/01/07             1,012,412
                                                                                                  ---------------
                  MARINE SHIPPING (1.0%)
            800   OMI Corp.                                               2.875    12/01/24               765,000
          1,600   OMI Corp. - 144A**                                      2.875    12/01/24             1,530,000
                                                                                                  ---------------
                                                                                                        2,295,000
                                                                                                  ---------------
                  MEDIA CONGLOMERATES (0.9%)
          2,000   Walt Disney Co. (The)                                   2.125    04/15/23             2,207,500
                                                                                                  ---------------
                  MEDICAL DISTRIBUTORS (0.7%)
          1,625   PSS World Medical Inc. - 144A**                          2.25    03/15/24             1,543,750
                                                                                                  ---------------
                  MEDICAL SPECIALTIES (1.4%)
          1,200   Cytyc Corp.                                              2.25    03/15/24             1,270,500
          1,600   Fisher Scientific International                          3.25    03/01/24             1,630,000
            484   Medtronic, Inc.                                          1.25    09/15/21               485,210
                                                                                                  ---------------
                                                                                                        3,385,710
                                                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                             COUPON    MATURITY
   THOUSANDS                                                              RATE       DATE              VALUE
-----------------------------------------------------------------------------------------------------------------
                  MOVIES/ENTERTAINMENT (0.6%)
$         1,200   Lions Gate Entertainment Corp. - 144A** (Canada)        2.938%   10/15/24       $     1,383,000
                                                                                                  ---------------
                  OIL & GAS PRODUCTION (0.2%)
            400   McMoran Exploration Co. - 144A**                         5.25    10/06/11               570,500
                                                                                                  ---------------
                  OILFIELD SERVICES/EQUIPMENT (4.8%)
          1,400   Cooper Cameron Corp.                                     1.50    05/15/24             1,494,500
            800   Cooper Cameron Corp. - 144A**                            1.50    05/15/24               854,000
          2,675   Halliburton Co.                                         3.125    07/15/23             3,464,125
          2,785   Schlumberger Ltd. (Netherlands)                          1.50    06/01/23             3,056,538
          3,800   Weatherford International, Inc. (Brunei)                 0.00    06/30/20             2,470,000
                                                                                                  ---------------
                                                                                                       11,339,163
                                                                                                  ---------------
                  PACKAGED SOFTWARE (1.4%)
          1,120   Computer Associates International Inc.                  1.625    12/15/09             1,603,000
          1,000   Open Solutions, Inc. - 144A**                           1.467^   02/02/35               513,750
          1,200   Sybase, Inc. - 144A**                                    1.75    02/22/25             1,168,500
                                                                                                  ---------------
                                                                                                        3,285,250
                                                                                                  ---------------
                  PHARMACEUTICALS: GENERIC DRUGS (1.6%)
          2,500   IVAX Corp.                                               4.50    05/15/08             2,515,625
          1,380   Watson Pharmaceutical Inc.                               1.75    03/15/23             1,317,900
                                                                                                  ---------------
                                                                                                        3,833,525
                                                                                                  ---------------
                  PHARMACEUTICALS: MAJOR (1.3%)
          3,000   Wyeth - 144A**                                           2.39++  01/15/24             3,090,690
                                                                                                  ---------------
                  PHARMACEUTICALS: OTHER (1.5%)
          1,600   Advanced Medical Optics Inc.                             2.50    07/15/24             1,596,000
          2,000   Teva Pharmaceutical Finance (Series B)                   0.25    02/01/24             2,015,000
                                                                                                  ---------------
                                                                                                        3,611,000
                                                                                                  ---------------
                  PRECIOUS METALS (0.2%)
            400   Apex Silver Mines Ltd. - 144A** (Kyrgyzstan)             4.00    09/15/24               355,000
                                                                                                  ---------------
                  REAL ESTATE INVESTMENT TRUSTS (1.0%)
          2,200   Host Marriott Corp. - 144A**                             3.25    04/15/24             2,409,000
                                                                                                  ---------------
                  RECREATIONAL PRODUCTS (1.3%)
          2,200   Scientific Games Corp. - 144A**                          0.75    12/01/24             2,145,000
            800   Shanda Interactive Entertainment Ltd. - 144A**           0.00    10/15/14               800,000
                                                                                                  ---------------
                                                                                                        2,945,000
                                                                                                  ---------------
                  SEMICONDUCTORS (7.9%)
          2,100   Advanced Micro Devices                                   4.75++  02/01/22             2,086,875
          2,600   Agere Systems Inc.                                       6.50    12/15/09             2,674,750

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                             COUPON    MATURITY
   THOUSANDS                                                              RATE       DATE              VALUE
-----------------------------------------------------------------------------------------------------------------
$         4,700   Atmel Corp.                                              0.00%   05/23/21       $     2,191,375
          1,400   Cypress Semiconductor Corp.                              1.25    06/15/08             1,498,000
          2,600   Fairchild Semiconductor International, Inc.              5.00    11/01/08             2,639,000
          2,250   International Rectifier Corp.                            4.25    07/15/07             2,252,813
          2,400   LSI Logic Corp.                                          4.00    05/15/10             2,166,000
            800   Pixelworks, Inc. - 144A**                                1.75    05/15/24               603,000
          1,400   Transwitch Corp.                                         5.45    09/30/07             1,232,000
          1,000   Vitesse Semiconductor Corp. - 144A**                     1.50    10/01/24             1,005,000
                                                                                                  ---------------
                                                                                                       18,348,813
                                                                                                  ---------------
                  SPECIALTY TELECOMMUNICATIONS (2.1%)
          1,500   American Tower Corp.                                     3.25    08/01/10             2,416,875
          2,250   CenturyTel, Inc.                                         4.75    08/01/32             2,401,875
                                                                                                  ---------------
                                                                                                        4,818,750
                                                                                                  ---------------
                  TELECOMMUNICATION EQUIPMENT (2.0%)
          1,200   Comverse Technology, Inc.                                0.00    05/15/23             1,758,000
          1,000   Lucent Technologies Inc. (Series A)                      2.75    06/15/23             1,071,250
          1,920   Nortel Networks Corp. (Canada)                           4.25    09/01/08             1,785,600
                                                                                                  ---------------
                                                                                                        4,614,850
                                                                                                  ---------------
                  WIRELESS TELECOMMUNICATIONS (2.1%)
          2,460   Nextel Communications, Inc.                              5.25    01/15/10             2,533,800
          1,900   NII Holdings, Inc. - 144A**                             2.875    02/01/34             2,401,125
                                                                                                  ---------------
                                                                                                        4,934,925
                                                                                                  ---------------
                  TOTAL CONVERTIBLE BONDS
                   (COST $157,036,975)                                                                158,593,100
                                                                                                  ---------------

   NUMBER OF
    SHARES
---------------
                  CONVERTIBLE PREFERRED STOCKS (25.3%)
                  ADVERTISING/MARKETING SERVICES (0.3%)
         18,000   Interpublic Group of Companies (Series A) $2.6875                                       818,460
                                                                                                  ---------------
                  BEVERAGES: ALCOHOLIC (0.4%)
         24,000   Constellation Brands, Inc. $1.4375                                                      969,840
                                                                                                  ---------------
                  CHEMICALS: MAJOR DIVERSIFIED (0.6%)
          4,000   Celanese Corp. $1.0625                                                                  111,000
         28,000   Huntsman Corp. $2.50                                                                  1,428,000
                                                                                                  ---------------
                                                                                                        1,539,000
                                                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------
                  COAL (0.4%)
          9,800   Arch Coal $2.50                                                                 $     1,019,200
                                                                                                  ---------------
                  CONTAINERS/PACKAGING (0.5%)
         27,840   Owens-Illinois, Inc. $2.375                                                           1,156,752
                                                                                                  ---------------
                  ELECTRIC UTILITIES (1.4%)
         40,000   Aquila, Inc. $1.6875                                                                  1,389,600
         40,000   PNM Resources Inc. $3.375                                                             1,992,000
                                                                                                  ---------------
                                                                                                        3,381,600
                                                                                                  ---------------
                  ELECTRONIC DISTRIBUTORS (0.8%)
         30,000   Agilysys Inc. $3.375                                                                  1,916,250
                                                                                                  ---------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS (1.1%)
         19,130   Xerox Corp. $6.25                                                                     2,517,125
                                                                                                  ---------------
                  ENVIRONMENTAL SERVICES (0.6%)
          6,000   Allied Waste Industries, Inc. (Series D) $15.625                                      1,425,000
                                                                                                  ---------------
                  FINANCE/RENTAL/LEASING (2.0%)
             24   Federal National Mortgage Assoc. $5,375                                               2,256,000
         55,500   United Rentals Trust I $3.25                                                          2,448,938
                                                                                                  ---------------
                                                                                                        4,704,938
                                                                                                  ---------------
                  FINANCIAL CONGLOMERATES (1.0%)
         48,000   Conseco Inc. $1.375                                                                   1,272,000
          1,000   Fortis Insurance NV - 144A** $77.50                                                   1,067,660
                                                                                                  ---------------
                                                                                                        2,339,660
                                                                                                  ---------------
                  FOOD RETAIL (1.2%)
        120,000   Albertson's Inc. $1.8125                                                              2,714,400
                                                                                                  ---------------
                  GAS DISTRIBUTORS (2.0%)
         28,000   Keyspan Corp. $4.375                                                                  1,416,520
         75,000   ONEOK, Inc. $2.125                                                                    2,828,250
          8,000   Southern Union Co. $2.50                                                                414,000
                                                                                                  ---------------
                                                                                                        4,658,770
                                                                                                  ---------------
                  HOME FURNISHINGS (1.1%)
         55,000   Newell Financial Trust I $2.625                                                       2,530,000
                                                                                                  ---------------
                  INTEGRATED OIL (0.8%)
         22,800   Amerada Hess Corp. $3.50                                                              1,912,692
                                                                                                  ---------------
                  INVESTMENT BANKS/BROKERS (0.9%)
         80,000   Lehman Brothers Holdings Inc. (Series GIS) $1.5625                                    2,112,000
                                                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------
                  LIFE/HEALTH INSURANCE (0.6%)
         41,000   Genworth Financial, Inc. $1.50                                                  $     1,316,100
                                                                                                  ---------------
                  MEDICAL SPECIALTIES (0.9%)
         40,000   Baxter International $3.50 (Units)+                                                   2,154,000
                                                                                                  ---------------
                  MOTOR VEHICLES (1.5%)
         40,500   Ford Cap Trust II $3.25                                                               1,836,270
         40,000   General Motors Corp. (Series A) $1.125                                                  940,000
         45,000   General Motors Corp. (Series B) $1.3125                                                 840,600
                                                                                                  ---------------
                                                                                                        3,616,870
                                                                                                  ---------------
                  MULTI-LINE INSURANCE (0.9%)
         32,000   Hartford Financial Services Group, Inc. $3.50 (Units)+                                2,062,400
                                                                                                  ---------------
                  OIL & GAS PIPELINES (0.8%)
         20,000   Williams Companies, Inc. $2.75                                                        1,820,000
                                                                                                  ---------------
                  PHARMACEUTICALS: MAJOR (1.1%)
         49,500   Schering-Plough Corp. $3.00                                                           2,489,850
                                                                                                  ---------------
                  PRECIOUS METALS (0.8%)
          1,800   Freeport-MC Corp. $55.00                                                              1,779,750
                                                                                                  ---------------
                  PROPERTY - CASUALTY INSURERS (1.7%)
        100,000   Travelers Property Casualty Corp. $1.125                                              2,212,000
         70,000   XL Capital Ltd. $1.625 (Cayman Islands)                                               1,676,500
                                                                                                  ---------------
                                                                                                        3,888,500
                                                                                                  ---------------
                  REAL ESTATE INVESTMENT TRUSTS (0.7%)
         28,000   Simon Property Group L.P. $3.00                                                       1,552,040
                                                                                                  ---------------
                  SAVINGS BANKS (1.0%)
         48,000   Sovereign Capital Trust IV $2.1875                                                    2,274,000
                                                                                                  ---------------
                  SPECIALTY TELECOMMUNICATIONS (0.2%)
          8,750   Citizens Utilities Trust $2.50                                                          485,625
                                                                                                  ---------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS
                   (COST $55,025,142)                                                                  59,154,822
                                                                                                  ---------------
                  COMMON STOCKS (5.1%)
                  AEROSPACE & DEFENSE (1.2%)
         37,757   L-3 Communications Holdings, Inc.                                                     2,681,502
                                                                                                  ---------------
                  ELECTRIC UTILITIES (1.0%)
         58,000   FPL Group, Inc.                                                                       2,328,700
                                                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------
                  FINANCIAL CONGLOMERATES (0.8%)
         32,800   Prudential Financial, Inc.                                                      $     1,882,720
                                                                                                  ---------------
                  OIL & GAS PIPELINES (1.1%)
        139,500   Williams Companies, Inc. (The)                                                        2,623,995
                                                                                                  ---------------
                  OIL & GAS PRODUCTION (1.0%)
         50,846   Devon Energy Corp.                                                                    2,427,897
                                                                                                  ---------------
                  TOTAL COMMON STOCKS
                   (COST $8,417,498)                                                                   11,944,814
                                                                                                  ---------------

  PRINCIPAL
  AMOUNT IN                                                        COUPON             MATURITY
  THOUSANDS                                                         RATE                DATE
---------------                                                    ------             --------
                  SHORT-TERM INVESTMENT (0.9%)
                  REPURCHASE AGREEMENT
$         2,159   Joint repurchase agreement account
                   (dated 03/31/05; proceeds $2,159,171) (a)
                   (COST $2,159,000)                                 2.85%            04/01/05          2,159,000
                                                                                                  ---------------

                  TOTAL INVESTMENTS
                   (COST $222,638,615) (b)                                     99.2%                  231,851,736
                  OTHER ASSETS IN EXCESS OF LIABILITIES                         0.8                     1,757,155
                                                                              -----               ---------------
                  NET ASSETS                                                  100.0%              $   233,608,891
                                                                              =====               ===============


----------
   *    NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   + CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
   ^    RATE IN EFFECT AT MARCH 31, 2005. RATE
        WILL RESET AT 0% AT A FUTURE SPECIFIED DATE.
   ++   VARIABLE RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT MARCH 31,
        2005.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $19,140,709 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $9,927,588, RESULTING IN NET UNREALIZED APPRECIATION OF $9,213,121.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
SUMMARY OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

                                                                      PERCENT OF
INDUSTRY                                                  VALUE       NET ASSETS
--------------------------------------------------------------------------------
Semiconductors                                       $  18,348,813        7.9%
Biotechnology                                           15,443,512        6.6
Oilfield Services/Equipment                             11,339,163        4.8
Financial Conglomerates                                  7,510,380        3.2
Electric Utilities                                       6,913,150        2.9
Finance/Rental/Leasing                                   6,138,688        2.6
Cable/Satellite TV                                       6,118,625        2.6
Electronic Production
 Equipment                                               5,654,500        2.4
Pharmaceuticals: Major                                   5,580,540        2.4
Medical Specialties                                      5,539,710        2.3
Specialty Telecommunications                             5,304,375        2.3
Hospital/Nursing Management                              5,301,250        2.3
Wireless Telecommunications                              4,934,925        2.1
Gas Distributors                                         4,658,770        2.0
Industrial Conglomerates                                 4,623,750        2.0
Telecommunication Equipment                              4,614,850        2.0
Oil & Gas Pipelines                                      4,443,995        1.9
Aerospace & Defense                                      4,409,502        1.9
Real Estate Investment Trusts                            3,961,040        1.7
Property - Casualty Insurers                             3,888,500        1.7
Pharmaceuticals:
 Generic Drugs                                           3,833,525        1.6
Motor Vehicles                                           3,616,870        1.5
Pharmaceuticals: Other                                   3,611,000        1.5
Hotels/Resorts/Cruiselines                               3,524,000        1.5
Apparel/Footwear Retail                                  3,477,900        1.5
Packaged Software                                        3,285,250        1.4
Containers/Packaging                                     3,171,752        1.4
Industrial Machinery                                     3,164,000        1.4
Broadcasting                                             3,163,500        1.4
Investment Banks/Brokers                                 3,124,412        1.3
Oil & Gas Production                                     2,998,397        1.3
Data Processing Services                                 2,986,250        1.3
Recreational Products                                    2,945,000        1.3
Electronics/Appliances                                   2,928,000        1.2
Electronic
 Equipment/Instruments                                   2,882,500        1.2
Food Retail                                              2,714,400        1.2
Electronic Distributors                                  2,621,250        1.1
Home Furnishings                                         2,530,000        1.1
Coal                                                 $   2,385,450        1.0%
Casino/Gaming                                            2,326,500        1.0
Marine Shipping                                          2,295,000        1.0
Savings Banks                                            2,274,000        1.0
Engineering & Construction                               2,270,000        1.0
Electronic Components                                    2,218,250        1.0
Media Conglomerates                                      2,207,500        0.9
Repurchase Agreement                                     2,159,000        0.9
Precious Metals                                          2,134,750        0.9
Airlines                                                 2,084,375        0.9
Multi-Line Insurance                                     2,062,400        0.9
Environmental Services                                   2,017,375        0.9
Computer Peripherals                                     1,963,750        0.8
Integrated Oil                                           1,912,692        0.8
Advertising/Marketing
 Services                                                1,633,460        0.7
Medical Distributors                                     1,543,750        0.7
Chemicals: Major Diversified                             1,539,000        0.6
Movies/Entertainment                                     1,383,000        0.6
Alternative Power Generation                             1,365,000        0.6
Life/Health Insurance                                    1,316,100        0.6
Beverages: Alcoholic                                       969,840        0.4
Computer Communications                                    484,500        0.2
                                                     -------------       ----
                                                     $ 231,851,736       99.2%
                                                     =============       ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $222,638,615)                                           $  231,851,736
Cash                                                                   32,669
Receivable for:
 Investments sold                                                   2,060,038
 Interest                                                           1,136,028
 Dividends                                                            127,641
 Shares of beneficial interest sold                                    41,067
Prepaid expenses and other assets                                      83,687
                                                               --------------
    TOTAL ASSETS                                                  235,332,866
                                                               --------------
LIABILITIES:
Payable for:
 Investments purchased                                                665,345
 Shares of beneficial interest redeemed                               625,808
 Distribution fee                                                     196,557
 Investment advisory fee                                              106,576
 Administration fee                                                    16,396
Accrued expenses and other payables                                   113,293
                                                               --------------
    TOTAL LIABILITIES                                               1,723,975
                                                               --------------
    NET ASSETS                                                 $  233,608,891
                                                               ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                $  251,511,570
Net unrealized appreciation                                         9,213,121
Accumulated undistributed net
 investment income                                                    561,459
Accumulated net realized loss                                     (27,677,259)
                                                               --------------
    NET ASSETS                                                 $  233,608,891
                                                               ==============
CLASS A SHARES:
Net Assets                                                     $    7,758,169
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                          487,579
    NET ASSET VALUE PER SHARE                                  $        15.91
                                                               ==============
    MAXIMUM OFFERING PRICE PER SHARE,
        (NET ASSET VALUE PLUS 5.54%
        OF NET ASSET VALUE)                                    $        16.79
                                                               ==============
CLASS B SHARES:
Net Assets                                                     $  210,626,583
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                       13,238,649
    NET ASSET VALUE PER SHARE                                  $        15.91
                                                               ==============
CLASS C SHARES:
Net Assets                                                     $   11,490,692
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                          725,753
    NET ASSET VALUE PER SHARE                                  $        15.83
                                                               ==============
CLASS D SHARES:
Net Assets                                                     $    3,733,447
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                          234,650
    NET ASSET VALUE PER SHARE                                  $        15.91
                                                               ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Interest                                                       $    2,637,540
Dividends                                                           2,600,517
                                                               --------------
    TOTAL INCOME                                                    5,238,057
                                                               --------------
EXPENSES
Distribution fee (Class A shares)                                       9,554
Distribution fee (Class B shares)                                   1,163,954
Distribution fee (Class C shares)                                      58,361
Investment advisory fee                                               687,608
Transfer agent fees and expenses                                      162,941
Administration fee                                                     84,900
Shareholder reports and notices                                        34,465
Professional fees                                                      33,944
Registration fees                                                      26,837
Custodian fees                                                          8,447
Trustees' fees and expenses                                             5,337
Other                                                                  16,373
                                                               --------------
    TOTAL EXPENSES                                                  2,292,721
                                                               --------------
    NET INVESTMENT INCOME                                           2,945,336
                                                               --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain                                                   6,219,753
Net change in unrealized appreciation                              (2,999,661)
                                                               --------------
    NET GAIN                                                        3,220,092
                                                               --------------
NET INCREASE                                                   $    6,165,428
                                                               ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX         FOR THE YEAR
                                                                      MONTHS ENDED           ENDED
                                                                     MARCH 31, 2005    SEPTEMBER 30, 2004
                                                                    ---------------    ------------------
                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $     2,945,336    $        6,763,133
Net realized gain                                                         6,219,753            22,275,458
Net change in unrealized depreciation                                    (2,999,661)           (1,914,391)
                                                                    ---------------    ------------------

    NET INCREASE                                                          6,165,428            27,124,200
                                                                    ---------------    ------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                             (134,156)             (240,404)
Class B shares                                                           (2,778,219)           (6,707,453)
Class C shares                                                             (149,618)             (301,725)
Class D shares                                                              (71,868)             (312,619)
                                                                    ---------------    ------------------

    TOTAL DIVIDENDS                                                      (3,133,861)           (7,562,201)
                                                                    ---------------    ------------------

Net decrease from transactions in shares of beneficial interest         (39,492,344)          (31,018,404)
                                                                    ---------------    ------------------

    NET DECREASE                                                        (36,460,777)          (11,456,405)

NET ASSETS:
Beginning of period                                                     270,069,668           281,526,073
                                                                    ---------------    ------------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$561,459 AND $749,984, RESPECTIVELY)                                $   233,608,891    $      270,069,668
                                                                    ===============    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $750 million; 0.47% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.42% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.395% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.37% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.345% to the portion of daily net assets exceeding $3 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $94,740,191 at March 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.97%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $117,691 and $2,313, respectively and received $10,316 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005 aggregated $66,055,100 and $105,366,585, respectively.

At March 31, 2005, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Adviser, Administrator and Distributor, held 24,913 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At March 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $10,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended March 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,667. At March 31, 2005, the Fund had an accrued pension liability of $61,100 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2004, the Fund had a net capital loss carryforward of $33,897,011 of which $514,351 will expire on September 30, 2010, and $33,382,660 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2004, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities.

6. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Investment Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

7. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                         FOR THE SIX                   FOR THE YEAR
                                                        MONTHS ENDED                      ENDED
                                                       MARCH 31, 2005               SEPTEMBER 30, 2004
                                                 --------------------------    ---------------------------
                                                        (UNAUDITED)
                                                   SHARES         AMOUNT         SHARES          SHARES
                                                 ----------   -------------    ----------    -------------
CLASS A SHARES
Sold                                                 46,563   $     761,878       411,014    $   6,579,295
Reinvestment of dividends                             5,484          89,082        10,403          165,067
Redeemed                                            (91,224)     (1,493,454)     (252,576)      (4,052,708)
                                                 ----------   -------------    ----------    -------------
Net increase (decrease) -- Class A                  (39,177)       (642,494)      168,841        2,691,654
                                                 ----------   -------------    ----------    -------------
CLASS B SHARES
Sold                                                248,635       4,040,362     1,946,899       31,068,093
Reinvestment of dividends                           132,730       2,157,087       334,627        5,304,059
Redeemed                                         (2,621,668)    (42,596,721)   (4,339,008)     (68,903,424)
                                                 ----------   -------------    ----------    -------------
Net decrease -- Class B                          (2,240,303)    (36,399,272)   (2,057,482)     (32,531,272)
                                                 ----------   -------------    ----------    -------------
CLASS C SHARES
Sold                                                 48,923         787,616       320,598        5,058,323
Reinvestment of dividends                             7,519         121,506        14,729          232,387
Redeemed                                           (119,605)     (1,913,157)     (189,235)      (2,992,346)
                                                 ----------   -------------    ----------    -------------
Net increase (decrease) -- Class C                  (63,163)     (1,004,035)      146,092        2,298,364
                                                 ----------   -------------    ----------    -------------
CLASS D SHARES
Sold                                                 14,851         242,940       235,213        3,715,007
Reinvestment of dividends                             2,902          47,156        11,689          185,341
Redeemed                                           (107,500)     (1,736,639)     (464,105)      (7,377,498)
                                                 ----------   -------------    ----------    -------------
Net decrease -- Class D                             (89,747)     (1,446,543)     (217,203)      (3,477,150)
                                                 ----------   -------------    ----------    -------------
Net decrease in Fund                             (2,432,390)  $ (39,492,344)   (1,959,752)   $ (31,018,404)
                                                 ==========   =============    ==========    =============

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                  FOR THE YEAR ENDED SEPTEMBER 30,
                                                MONTHS ENDED     ---------------------------------------------------------
                                               MARCH 31, 2005      2004        2003        2002        2001        2000
                                               --------------    ---------   ---------   ---------   ---------   ---------
                                                 (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $   15.78      $   14.76   $   12.76   $   13.96   $   17.23   $   13.57
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment income++                              0.24           0.48        0.52        0.56        0.62        0.65
  Net realized and unrealized gain (loss)              0.16           1.06        1.97       (1.11)      (3.21)       3.83
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations         0.40           1.54        2.49       (0.55)      (2.59)       4.48
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Less dividends from net investment income             (0.27)         (0.52)      (0.49)      (0.65)      (0.68)      (0.82)
                                                  ---------      ---------   ---------   ---------   ---------   ---------

Net asset value, end of period                    $   15.91      $   15.78   $   14.76   $   12.76   $   13.96   $   17.23
                                                  =========      =========   =========   =========   =========   =========

TOTAL RETURN+                                          2.48%(1)      10.49%      19.76%      (4.26)%    (15.32)%     33.32%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                               1.05%(2)       1.04%       1.08%       1.09%       1.06%       1.04%
Net investment income                                  3.01%(2)       2.98%       3.59%       3.90%       3.97%       3.91%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $   7,758      $   8,314   $   5,284   $   2,570   $   1,822   $   2,538
Portfolio turnover rate                                  26%(1)         62%         93%         82%        123%        160%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 FOR THE SIX                  FOR THE YEAR ENDED SEPTEMBER 30,
                                                MONTHS ENDED     ---------------------------------------------------------
                                               MARCH 31, 2005      2004        2003        2002        2001        2000
                                               --------------    ---------   ---------   ---------   ---------   ---------
                                                 (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $   15.78      $   14.76   $   12.76   $   13.95   $   17.22   $   13.57
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment income++                              0.18           0.35        0.39        0.45        0.51        0.52
  Net realized and unrealized gain (loss)              0.15           1.07        2.00       (1.10)      (3.22)       3.82
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations         0.33           1.42        2.39       (0.65)      (2.71)       4.34
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Less dividends from net investment income             (0.20)         (0.40)      (0.39)      (0.54)      (0.56)      (0.69)
                                                  ---------      ---------   ---------   ---------   ---------   ---------

Net asset value, end of period                    $   15.91      $   15.78   $   14.76   $   12.76   $   13.95   $   17.22
                                                  =========      =========   =========   =========   =========   =========

TOTAL RETURN+                                          2.07%(1)       9.63%      18.88%      (5.01)%    (15.91)%     32.23%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                               1.82%(2)       1.81%       1.83%       1.84%       1.81%       1.80%
Net investment income                                  2.24%(2)       2.21%       2.84%       3.15%       3.22%       3.15%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $ 210,627      $ 244,246   $ 258,799   $ 202,516   $ 235,137   $ 297,821
Portfolio turnover rate                                  26%(1)         62%         93%         82%        123%        160%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 FOR THE SIX                  FOR THE YEAR ENDED SEPTEMBER 30,
                                                MONTHS ENDED     ---------------------------------------------------------
                                               MARCH 31, 2005      2004        2003        2002        2001        2000
                                               --------------    ---------   ---------   ---------   ---------   ---------
                                                 (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $   15.71      $   14.70   $   12.71   $   13.90   $   17.17   $   13.54
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment income++                              0.18           0.35        0.42        0.45        0.51        0.53
  Net realized and unrealized gain (loss)              0.14           1.07        1.96       (1.10)      (3.22)       3.80
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations         0.32           1.42        2.38       (0.65)      (2.71)       4.33
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Less dividends from net investment income             (0.20)         (0.41)      (0.39)      (0.54)      (0.56)      (0.70)
                                                  ---------      ---------   ---------   ---------   ---------   ---------

Net asset value, end of period                    $   15.83      $   15.71   $   14.70   $   12.71   $   13.90   $   17.17
                                                  =========      =========   =========   =========   =========   =========

TOTAL RETURN+                                          2.04%(1)       9.65%      18.92%      (4.97)%    (15.94)%     32.26%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                               1.79%(2)       1.81%       1.83%       1.80%       1.81%       1.80%
Net investment income                                  2.27%(2)       2.21%       2.84%       3.19%       3.22%       3.15%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $  11,491      $  12,390   $   9,447   $   4,740   $   4,324   $   5,455
Portfolio turnover rate                                  26%(1)         62%         93%         82%        123%        160%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 FOR THE SIX                  FOR THE YEAR ENDED SEPTEMBER 30,
                                                MONTHS ENDED     ---------------------------------------------------------
                                               MARCH 31, 2005      2004        2003        2002        2001        2000
                                               --------------    ---------   ---------   ---------   ---------   ---------
                                                 (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $   15.78      $   14.76   $   12.76   $   13.95   $   17.23   $   13.57
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment income++                              0.26           0.51        0.61        0.59        0.67        0.74
  Net realized and unrealized gain (loss)              0.15           1.07        1.91       (1.10)      (3.23)       3.77
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations         0.41           1.58        2.52       (0.51)      (2.56)       4.51
                                                  ---------      ---------   ---------   ---------   ---------   ---------
Less dividends from net investment income             (0.28)         (0.56)      (0.52)      (0.68)      (0.72)      (0.85)
                                                  ---------      ---------   ---------   ---------   ---------   ---------

Net asset value, end of period                    $   15.91      $   15.78   $   14.76   $   12.76   $   13.95   $   17.23
                                                  =========      =========   =========   =========   =========   =========

TOTAL RETURN+                                          2.59%(1)      10.75%      20.04%      (4.03)%    (15.08)%     33.68%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                               0.82%(2)       0.81%       0.83%       0.84%       0.81%       0.80%
Net investment income                                  3.24%(2)       3.21%       3.84%       4.15%       4.22%       4.15%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $   3,733      $   5,120   $   7,996   $   1,680   $   3,449   $   3,121
Portfolio turnover rate                                  26%(1)         62%         93%         82%        123%        160%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37975RPT-RA05-00390P-YO3/05


[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                     CONVERTIBLE
                                                                SECURITIES TRUST

                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 2005

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005